Intangible assets, net - Amortization (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets, Net [Abstract]
2025	¥ 7,699
2026	3,974
2027	3,281
2028	2,854
2029	2,010
Thereafter	7,132
Net book value	¥ 26,950	$ 3,733	¥ 46,913